Investments in Companies Accounted for at Equity Method (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Revenues	$ 1,355,139	$ 1,108,621		$ 973,194
Net income	39,440	56,100		50,354
Other comprehensive income	40,855	(983)		(4,331)
Total comprehensive income	80,295	55,117		46,023
Group's share of other comprehensive income	104
Group's share of profit	1,124	349		$ 5
TSG [Member]
Disclosure of detailed information about investment property [line items]
Revenues	66,816	38,648	[1]
Net income	4,938	2,744	[1]
Other comprehensive income	208		[1]
Total comprehensive income	$ 5,146	$ 2,744	[1]
Group's share	50.00%	50.00%	[1]
Before amortization of excess cost of intangible assets net of deferred tax	$ 2,573	$ 1,372	[1]
Amortization of excess cost of intangible assets net of tax	(1,335)	(1,023)	[1]
After amortization of excess cost of intangible assets net of tax	1,238	349	[1]
Group's share of other comprehensive income	104		[1]
Group's share of profit	$ 1,134	$ 349	[1]

[1]	From May 1, 2016.